Other Financial Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Derivative assets	¥ 25,629	¥ 8,315
Investment in equity instruments at FVTOCI	127,455	168,732
Financial assets associated with contingent consideration arrangements	92,516	0
Restricted deposits	8,490	15,577
Other	13,406	10,916
Total	277,943	215,013
Non-current	262,121	191,737	[1]
Current	15,822	23,276	[1]
Level 1
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	79,218	119,907
Convertible notes
Disclosure of financial assets [line items]
Financial assets at FVTPL	9,418	9,865
Debt securities
Disclosure of financial assets [line items]
Financial assets at FVTPL	¥ 1,029	¥ 1,608

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.